Note D - Investments In Real Estate Loans (Detail) - Breakdown of Allowance for Loan Losses (USD $)	Sep. 30, 2012		Dec. 31, 2011	Dec. 31, 2011 Report Total [Member] Net of Allowance [Member]	Dec. 31, 2011 Report Total [Member]	Dec. 31, 2011 Non-Performing Loans – Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2010 Non-Performing Loans – Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2011 Non-Performing Loans – Related Allowance [Member]	Dec. 31, 2010 Non-Performing Loans – Related Allowance [Member]	Dec. 31, 2011 Nonperforming Loans [Member] Net of Allowance [Member]	Dec. 31, 2010 Nonperforming Loans [Member] Net of Allowance [Member]	Dec. 31, 2011 Nonperforming Loans [Member]	Dec. 31, 2010 Nonperforming Loans [Member]	Dec. 31, 2011 Performing Loans - No Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2010 Performing Loans - No Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2011 Performing Loans - No Related Allowance [Member]	Dec. 31, 2010 Performing Loans - No Related Allowance [Member]	Dec. 31, 2011 Performing Loans - Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2010 Performing Loans - Related Allowance [Member] Net of Allowance [Member]	Dec. 31, 2011 Performing Loans - Related Allowance [Member]	Dec. 31, 2010 Performing Loans - Related Allowance [Member]	Dec. 31, 2011 Performing Loans [Member] Net of Allowance [Member]	Dec. 31, 2010 Performing Loans [Member] Net of Allowance [Member]	Dec. 31, 2011 Performing Loans [Member]	Dec. 31, 2010 Performing Loans [Member]	Dec. 31, 2010 Net of Allowance [Member] Report Total [Member]	Dec. 31, 2010 Report Total [Member]
Balance	$ 27,140,000		$ 31,777,000	$ 31,777,000	$ 58,024,000	$ 9,994,000	$ 1,698,000	$ 29,564,000	$ 23,975,000	$ 9,994,000	$ 1,698,000	$ 29,564,000	$ 23,975,000	$ 17,064,000	$ 14,056,000	$ 17,064,000	$ 14,056,000	$ 4,719,000	$ 10,965,000	$ 11,396,000	$ 22,245,000	$ 21,783,000	$ 25,021,000	$ 28,460,000	$ 36,301,000	$ 26,719,000	$ 60,276,000
Allowance for loan losses	(3,573,000)	[1]	(26,247,000)		(26,247,000)			(19,570,000)	(22,277,000)			(19,570,000)	(22,277,000)							(6,677,000)	(11,280,000)			(6,677,000)	(11,280,000)		(33,557,000)
Net Balance	27,140,000		31,777,000	31,777,000	58,024,000	9,994,000	1,698,000	29,564,000	23,975,000	9,994,000	1,698,000	29,564,000	23,975,000	17,064,000	14,056,000	17,064,000	14,056,000	4,719,000	10,965,000	11,396,000	22,245,000	21,783,000	25,021,000	28,460,000	36,301,000	26,719,000	60,276,000
Balance	$ 27,140,000		$ 31,777,000	$ 31,777,000	$ 58,024,000	$ 9,994,000	$ 1,698,000	$ 29,564,000	$ 23,975,000	$ 9,994,000	$ 1,698,000	$ 29,564,000	$ 23,975,000	$ 17,064,000	$ 14,056,000	$ 17,064,000	$ 14,056,000	$ 4,719,000	$ 10,965,000	$ 11,396,000	$ 22,245,000	$ 21,783,000	$ 25,021,000	$ 28,460,000	$ 36,301,000	$ 26,719,000	$ 60,276,000

[1]	Please refer to Specific Reserve Allowances below.